COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

Consulting Agreements

The Company had a consulting agreement with its officer, director, and stockholder under which he was compensated $5,000 per month, plus medical benefits. This contract, as amended on January 1, 2012, was for twenty-four (24) months beginning January 2012 (“Initial Term”), automatically renewable for two (2) successive twelve (12) month terms after the Initial Term (“Renewal Term”), and terminable with six month notice during the Renewal Term. On January 18, 2013, the contract was terminated by both parties, notwithstanding the aforementioned termination provisions, with no additional costs owed subsequent to December 31, 2012. The amount of $116,700 owed under the contract as of December 31, 2012 was converted into a note (See Note 7).

The Company has a consulting agreement with a stockholder to provide accounting and administrative support, under which she is compensated $1,500 per month. This contract was for twelve (12) months beginning September 2010 (“Initial Term”), automatically renewable for one (1) successive twelve (12) month term after the Initial Term (“Renewal Term”), and terminable with six month notice during the Renewal Term. This contract is currently on a month to month basis and can be terminated given 30 days written notice.

In addition, the Company had consulting agreements with two (2) of its stockholders, under which the Company compensated each of these stockholders $10,000 per month plus medical benefits. These contracts, as amended on January 1, 2012, were for twenty-four (24) months beginning January 2012 (“Initial Term”), automatically renewable for two (2) successive twelve (12) month terms after the Initial Term (“Renewal Term”), and terminable with six month notice during the Renewal Term. On January 18, 2013, these contracts were terminated by both parties, notwithstanding the aforementioned terminable conditions, with no additional costs owed subsequent to December 31, 2012. The amounts totaling $240,000 owed under these contracts as of December 31, 2012 were converted into a note payable (See Note 7).

The Company has a consulting agreement with an individual to provide assistance in the marketing of the company’s biomedical products, under which he is compensated $225 per hour and an engagement fee of 25,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning March 2013, and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination.

The Company has a consulting agreement with an individual to provide assistance in the introduction of the company to medical device testing organization and to facilitate access to doctors in Uzbekistan, under which he is compensated 250,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning April 2013, and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination.

The Company has an engagement agreement with a company to provide financial advisor services, under which they are paid an engagement fee of $45,000 and 25,000 shares of the Company’s common stock. This contract is for six (6) months beginning March 2013, unless extended by mutual written consent or earlier terminated. This contract will not be renewed.

Patent License Agreement

The Patent License agreement provides for a one-time payment of $50,000 due within ninety (90) days of the date of signing of June 10, 2010 (as of the date of this filing, the one-time payment is fully paid), and a royalty payment of six (6) percent of the value of the net sales, as defined, generated from the sale of licensed products. The agreement also provides for yearly minimum royalty payments of $50,000 for each of the fourth, fifth, and sixth anniversary of the date of the agreement, and a yearly minimum royalty payment of $100,000 for each year thereafter during the term of the agreement. The term of the agreement shall continue until the patent in the intellectual property expires, unless terminated sooner under the provisions of the agreement, as defined.

Legal

The Company is not involved in any legal matters arising in the normal course of business. While incapable of estimation, in the opinion of the management, the individual regulatory and legal matters in which it might involve in the future are not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.